Intangible Assets	12 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 - INTANGIBLE ASSETS

The Company acquired a patent for a new product during the year ended September 30, 2021. The Company capitalized acquisition and related legal fees in fiscal 2021 related to the patent totaling $44,650. During the year ended September 30, 2022, amortization amounted to $8,931, however the net carrying value of the patent of $35,719, was determined to be impaired in 2022 and charged to operating expenses.